Schedule I - BALANCE SHEETS (Detail) - USD ($) $ in Thousands	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017
Current assets
Cash and cash equivalents	$ 67,977	$ 30,826
Prepayment and other current assets	26,732	17,054
Amounts due from subsidiaries	515
Total current assets	168,689	127,876
Non-current assets
Long-term investments	25,379	33,837
Total non-current assets	186,661	201,049
Total assets	355,350	328,925	$ 224,551
Current liabilities
Accrued expenses and other liabilities	38,267	42,141
Amounts due to subsidiaries	600
Bank borrowings	38,502	50,975
Total current liabilities	182,905	194,440
Total liabilities	231,604	219,160
Shareholders' equity
Ordinary shares (par value of US$0.0001 per share; 500,000,000 shares authorized; 133,275,521 and 134,210,745 shares issued and outstanding as of September 30, 2018 and 2019, respectively)	13	13
Additional paid-in capital	24,507	21,557
Accumulated other comprehensive loss	(12,357)	(7,013)
Retained earnings	60,668	29,717
Total equity	72,831	44,274
Total liabilities and equity	355,350	328,925
Parent Company
Current assets
Cash and cash equivalents	1,383	2,223
Prepayment and other current assets	381	271
Amounts due from subsidiaries	8,474	8,669
Total current assets	10,238	11,163
Non-current assets
Long-term investments	1,289	2,733
Total non-current assets	193,554	164,629
Total assets	203,792	175,792
Current liabilities
Accrued expenses and other liabilities	989	1,144
Amounts due to subsidiaries	98,434	79,836
Bank borrowings	31,538	50,538
Total current liabilities	130,961	131,518
Total liabilities	130,961	131,518
Shareholders' equity
Ordinary shares (par value of US$0.0001 per share; 500,000,000 shares authorized; 133,275,521 and 134,210,745 shares issued and outstanding as of September 30, 2018 and 2019, respectively)	13	13
Additional paid-in capital	24,507	21,557
Accumulated other comprehensive loss	(12,357)	(7,013)
Retained earnings	60,668	29,717
Total equity	72,831	44,274
Total liabilities and equity	203,792	175,792
Parent Company | Investments In Subsidiaries And Equity Method Investees
Non-current assets
Investment in subsidiaries	$ 192,265	$ 161,896